Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000020399 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020399 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020399 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020399 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	28.00%
C000020399 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020399 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020399 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020399 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020399 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	83.90%
C000020399 | AssetU.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020399 | AssetU.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000150668 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	7.60%
C000150668 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000150668 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	16.10%
C000150668 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	28.00%
C000150668 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	16.80%
C000150668 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.10%
C000150668 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.90%
C000150668 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.20%
C000150668 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	83.90%
C000150668 | AssetU.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	11.80%
C000150668 | AssetU.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246243 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	7.60%
C000246243 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000246243 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	16.10%
C000246243 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	28.00%
C000246243 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	16.80%
C000246243 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.10%
C000246243 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246243 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.20%
C000246243 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	83.90%
C000246243 | AssetU.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	11.80%
C000246243 | AssetU.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020398 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020398 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020398 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020398 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	28.00%
C000020398 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020398 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020398 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020398 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020398 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	83.90%
C000020398 | AssetU.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020398 | AssetU.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086828 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	7.60%
C000086828 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000086828 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	16.10%
C000086828 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	28.00%
C000086828 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	16.80%
C000086828 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	13.10%
C000086828 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	2.90%
C000086828 | 270+ days
Holdings [Line Items]
Percent of Total Investments	10.20%
C000086828 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	83.90%
C000086828 | AssetU.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	11.80%
C000086828 | AssetU.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020372 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000020372 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020372 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020372 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020372 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020372 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020372 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020372 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020372 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000020372 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000020372 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020372 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000159700 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000159700 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159700 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000159700 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000159700 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000159700 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000159700 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000159700 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000159700 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000159700 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000159700 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000159700 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020371 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000020371 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020371 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020371 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020371 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020371 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020371 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020371 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020371 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000020371 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000020371 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020371 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000221203 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000221203 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221203 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221203 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000221203 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000221203 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000221203 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000221203 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000221203 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000221203 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000221203 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000221203 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000246242 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000246242 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000246242 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246242 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000246242 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000246242 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000246242 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000246242 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000246242 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000246242 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000246242 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000246242 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020369 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000020369 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020369 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020369 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020369 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020369 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020369 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020369 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020369 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000020369 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000020369 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020369 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020370 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000020370 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020370 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020370 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020370 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020370 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020370 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020370 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000020370 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000020370 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000020370 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000020370 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000240629 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	46.70%
C000240629 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.10%
C000240629 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240629 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	8.60%
C000240629 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000240629 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	12.20%
C000240629 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.10%
C000240629 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.60%
C000240629 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	45.80%
C000240629 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	34.50%
C000240629 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	19.40%
C000240629 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000086826 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.80%
C000086826 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.70%
C000086826 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000086826 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000086826 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000086826 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.60%
C000086826 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000086826 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086826 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	18.00%
C000086826 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000086826 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	48.00%
C000086826 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.70%
C000086826 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.20%
C000168181 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.80%
C000168181 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168181 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000168181 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000168181 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000168181 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.60%
C000168181 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000168181 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000168181 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	18.00%
C000168181 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168181 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	48.00%
C000168181 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.70%
C000168181 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.20%
C000086827 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.80%
C000086827 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.70%
C000086827 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000086827 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000086827 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000086827 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.60%
C000086827 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000086827 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086827 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	18.00%
C000086827 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000086827 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	48.00%
C000086827 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.70%
C000086827 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020379 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	50.80%
C000020379 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	2.70%
C000020379 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020379 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020379 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020379 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.60%
C000020379 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020379 | 270+ days
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020379 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	18.00%
C000020379 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020379 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	48.00%
C000020379 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020379 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020407 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	68.00%
C000020407 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020407 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020407 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020407 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020407 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020407 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020407 | 270+ days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020407 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020407 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	33.10%
C000020407 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	17.60%
C000020407 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020406 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	68.00%
C000020406 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020406 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020406 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020406 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020406 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020406 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020406 | 270+ days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020406 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020406 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	33.10%
C000020406 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	17.60%
C000020406 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020405 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	68.00%
C000020405 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020405 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020405 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020405 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020405 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020405 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020405 | 270+ days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020405 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020405 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	33.10%
C000020405 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	17.60%
C000020405 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020404 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	68.00%
C000020404 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020404 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020404 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020404 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020404 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020404 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020404 | 270+ days
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020404 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020404 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	33.10%
C000020404 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	17.60%
C000020404 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	1.00%
C000246244 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.20%
C000246244 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000246244 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246244 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000246244 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.50%
C000246244 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000246244 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000246244 | 270+ days
Holdings [Line Items]
Percent of Total Investments	13.20%
C000246244 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	51.30%
C000246244 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	48.70%
C000020414 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.20%
C000020414 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020414 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020414 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020414 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.50%
C000020414 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020414 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020414 | 270+ days
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020414 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	51.30%
C000020414 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	48.70%
C000210934 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.20%
C000210934 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210934 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210934 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000210934 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.50%
C000210934 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000210934 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210934 | 270+ days
Holdings [Line Items]
Percent of Total Investments	13.20%
C000210934 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	51.30%
C000210934 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	48.70%
C000020413 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.20%
C000020413 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020413 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020413 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020413 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.50%
C000020413 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020413 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020413 | 270+ days
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020413 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	51.30%
C000020413 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	48.70%
C000020412 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.20%
C000020412 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020412 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020412 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020412 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.50%
C000020412 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000020412 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020412 | 270+ days
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020412 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	51.30%
C000020412 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	48.70%
C000064992 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	53.20%
C000064992 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064992 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064992 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000064992 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	8.50%
C000064992 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	10.80%
C000064992 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	3.70%
C000064992 | 270+ days
Holdings [Line Items]
Percent of Total Investments	13.20%
C000064992 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	51.30%
C000064992 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	48.70%